FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

4. FAIR VALUE MEASUREMENTS

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities, except for those assets and liabilities that are short term in nature and approximate the fair values, as of the periods presented:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Assets:
Investment – Lift & Co	$—	$—	$—	$—
Investment – Cansativa	—	—	1,553	1,553
Total Assets	—	—	1,553	1,553
Liabilities:
Loans and borrowings	—	6,701	—	6,701
Convertible notes	—	27,142	—	27,142
Total Liabilities	$—	$33,843	$—	$33,843

As of December 31, 2019
Assets:
Investment – Lift & Co	$319	$57	$—	$376
Investment – Cansativa	—	—	1,701	1,701
Total Assets	$319	$57	$1,701	$2,077
Liabilities:
Loans and borrowings	$—	$7,162	$—	$7,162
Convertible notes		26,566		$26,566
Total Liabilities	$—	$33,728	$—	$33,728

In September 2020, Lift & Co. (“Lift”) filed for bankruptcy protection under Section 49 of the Bankruptcy and Insolvency Act of Canada. In connection with the filing, the Company fully impaired its investment in Lift and as a result, the carrying value of the Company’s common stock and warrant ownership was $nil as of December 31, 2020.

During the year ended December 31, 2020 and December 31, 2019, there were no transfers between fair value measurement levels.